LIABILITY TO UNITED STATES DEPARTMENT OF LABOR (Tables)	12 Months Ended
Dec. 31, 2012
LIABILITY TO UNITED STATES DEPARTMENT OF LABOR [Abstract]
Schedule of Future Payments of the Liability to the Department Of Labor

Future payments of the liability to the DOL are as follows at December 31, 2012:

	Year ending
	December 31,

	2013	$175
	2014	350
	2015	275
		800
Less:	imputed interest	53
		747
Less:	current portion	165
Long-term portion		$582